UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive

         Ann Arbor, Michigan  48108

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

     /S/ John Cattier     Ann Arbor, MI     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $103,811 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    13476    63909 SH       SOLE                    63909
CENTERPOINT ENERGY INC         COM              15189T107      470    32412 SH       SOLE                    32412
CHOICE HOTELS INTL INC         COM              169905106     1640    51794 SH       SOLE                    51794
CLOROX CO DEL                  COM              189054109     4182    68564 SH       SOLE                    68564
COSTCO WHSL CORP NEW           COM              22160K105     2594    43845 SH       SOLE                    43845
DAIMLER AG                     REG SHS          D1668R123     2022    37934 SH       SOLE                    37934
DOMINOS PIZZA INC              COM              25754A201      121    14439 SH       SOLE                    14439
EDISON INTL                    COM              281020107      399    11472 SH       SOLE                    11472
FORD MTR CO DEL                COM PAR $0.01    345370860     2177   217653 SH       SOLE                   217653
FPL GROUP INC                  COM              302571104      319     6046 SH       SOLE                     6046
GOOGLE INC                     CL A             38259P508     4673     7538 SH       SOLE                     7538
HERSHEY CO                     COM              427866108     1691    47248 SH       SOLE                    47248
HONDA MOTOR LTD                AMERN SHS        438128308     1777    52416 SH       SOLE                    52416
KOHLS CORP                     COM              500255104     5101    94585 SH       SOLE                    94585
KROGER CO                      COM              501044101     2259   110048 SH       SOLE                   110048
LOWES COS INC                  COM              548661107     3667   156792 SH       SOLE                   156792
MCDONALDS CORP                 COM              580135101     3871    61991 SH       SOLE                    61991
NETFLIX INC                    COM              64110L106     4582    83106 SH       SOLE                    83106
NIKE INC                       CL B             654106103     3265    49411 SH       SOLE                    49411
NOKIA CORP                     SPONSORED ADR    654902204     2921   227350 SH       SOLE                   227350
NORDSTROM INC                  COM              655664100    12903   343339 SH       SOLE                   343339
PEPSICO INC                    COM              713448108     2878    47334 SH       SOLE                    47334
PROGRESSIVE CORP OHIO          COM              743315103     1588    88274 SH       SOLE                    88274
PRUDENTIAL FINL INC            COM              744320102     7478   150283 SH       SOLE                   150283
SCHWAB CHARLES CORP NEW        COM              808513105     4075   216505 SH       SOLE                   216505
SOUTHWEST AIRLS CO             COM              844741108     3240   283505 SH       SOLE                   283505
UNILEVER PLC                   SPON ADR NEW     904767704     3910   120936 SH       SOLE                   120936
VERIZON COMMUNICATIONS INC     COM              92343V104     1367    41260 SH       SOLE                    41260
WAL MART STORES INC            COM              931142103     2399    44892 SH       SOLE                    44892
WHIRLPOOL CORP                 COM              963320106     2358    29237 SH       SOLE                    29237
XCEL ENERGY INC                COM              98389B100      408    19247 SH       SOLE                    19247